Pension and Other Postretirement Benefits (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Postretirement Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.80%	4.00%	3.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost	5.00%	4.90%	4.00%
Discount rate - interest cost	3.50%	3.60%	4.00%
Non-U.S. Plans | Pension Plan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.50%	2.70%	3.70%
Compensation increase	3.20%	3.30%	2.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost	2.80%	3.90%	3.40%
Discount rate - interest cost	2.30%	3.20%	3.40%
Compensation increase	3.30%	2.90%	2.70%
Long-term rate of return	4.50%	5.40%	5.20%
U.S. Plans | Pension Plan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.70%	4.20%	4.40%
Compensation increase	4.70%	4.60%	4.60%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost	4.70%	4.90%	4.00%
Discount rate - interest cost	3.40%	3.50%	4.00%
Compensation increase	4.60%	4.60%	4.60%
Long-term rate of return	7.50%	8.00%	8.00%